Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock par value	$ 0.0005	$ 0.0005
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock shares authorized	200,000,000	200,000,000
Common stock par value	$ 0.0005	$ 0.0005
Common stock shares issued	16,527,249	10,250,000
Common stock shares outstanding	16,527,249	10,250,000
Common Class A [Member]
Common stock shares authorized	150,000,000	150,000,000
Common Class B [Member]
Common stock shares authorized	25,000,000	25,000,000